Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	$ 28,795	$ 22,593
Inventories	1,434	1,889
Trade accounts receivable, net	2,473	5,040
Insurance claim receivable	340	245
Vessels, net	136,728	140,024
Deferred dry-dock and special survey costs, net	2,430	1,214
Short-term investment in time deposits	14,000	17,000
Prepayments and other current assets	393	706
Total assets	186,593	188,881
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	7,512	5,373
Inventories	1,434	1,889
Trade accounts receivable, net	2,473	5,040
Insurance claim receivable	340	245
Prepayments and other current assets	290	635
Vessels, net	136,728	140,024
Deferred dry-dock and special survey costs, net	2,430	1,214
Advance for vessel additions		170
Segment assets	151,207	154,590
Cash and cash equivalents	21,283	17,220
Short-term investment in time deposits	14,000	17,000
Prepayments and other current assets	103	71
Total assets	186,593	188,881
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	5,499	3,074
Inventories	358	1,150
Trade accounts receivable, net	1,661	4,587
Insurance claim receivable
Prepayments and other current assets	243	414
Vessels, net	65,550	67,373
Deferred dry-dock and special survey costs, net	1,021	1,214
Advance for vessel additions
Segment assets	74,332	77,812
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents & restricted cash	2,013	2,299
Inventories	1,076	739
Trade accounts receivable, net	812	453
Insurance claim receivable	340	245
Prepayments and other current assets	47	221
Vessels, net	71,178	72,651
Deferred dry-dock and special survey costs, net	1,409
Advance for vessel additions		170
Segment assets	$ 76,875	$ 76,778